Non-Controlling Interests - Share of Ownership and Equity Participation in TransAlta Renewables (Details) - TransAlta Renewables Inc.	1 Months Ended		3 Months Ended						4 Months Ended	6 Months Ended	11 Months Ended
	Dec. 31, 2018	Jul. 30, 2018	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Nov. 29, 2018	Dec. 31, 2020	Jun. 21, 2018
Disclosure of subsidiaries [line items]
Equity participation percentage	60.90%	61.10%	60.20%	60.30%	60.40%	60.50%	60.60%	60.80%	61.00%	60.10%	64.00%
Proportion of equity participation in subsidiary	60.90%	61.10%	60.20%	60.30%	60.40%	60.50%	60.60%	60.80%	61.00%	60.10%	64.00%